Assets pledged, collateral received and assets transferred (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Disclosure of assets pledged

Financial assets pledged as collateral
	2021	2020
	$m	$m
Treasury bills and other eligible securities	9,613	12,774
Loans and advances to banks	412	236
Loans and advances to customers	55,370	43,168
Debt securities	66,629	67,312
Equity securities	34,472	26,101
Other	45,396	60,810
Assets pledged at 31 Dec	211,892	210,401

Disclosure of financial assets pledged as collateral which the counterparty has the right to sell or repledge

Financial assets pledged as collateral which the counterparty has the right to sell or repledge
	2021	2020
	$m	$m
Trading assets	69,719	64,225
Financial investments	12,416	16,915
At 31 Dec	82,135	81,140

Disclosure of transferred financial assets not qualifying for full derecognition and associated financial liabilities

Transferred financial assets not qualifying for full derecognition and associated financial liabilities
	Carrying amount of:		Fair value of:
	Transferred assets	Associated liabilities	Transferred assets	Associated liabilities	Net position
	$m	$m	$m	$m	$m
At 31 Dec 2021
Repurchase agreements	51,135	48,180
Securities lending agreements	43,644	2,918
Other sales (recourse to transferred assets only)	3,826	3,826	3,830	3,842	(12)

At 31 Dec 2020
Repurchase agreements	52,413	51,092
Securities lending agreements	38,364	124
Other sales (recourse to transferred assets only)	3,564	3,478	3,619	3,564	55